                       AIM SPECIAL OPPORTUNITIES FUNDS

                         AIM MID CAP OPPORTUNITIES FUND

                         Supplement dated July 1, 1999
                   to the Prospectus dated December 30, 1998,
                       as supplemented December 30, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 30, 1998.

Currently, Class A Shares of AIM Mid Cap Opportunities Fund (the "Fund") are only available to employees of A I M Management Group Inc., AMVESCAP PLC and their affiliates and to any current or retired officer, director or trustee of The AIM Family of Funds(R) (including any member of such person's immediate family including spouse, children, parents and parents of spouse) and to residents of Texas. During this period, AIM Distributors will not reallow any sales charges.

Class B Shares and Class C Shares of the Fund are currently not available.

Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "MANAGEMENT - PORTFOLIO MANAGERS" on page 11 of the prospectus:

           "AIM uses a team approach and a disciplined investment process in providing investment advisory services to all of its accounts, including the Fund. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Fund and their titles, if any, with AIM or its affiliates and the Fund, the length of time they have been responsible for the management, and their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below.

           Brant H. DeMuth, Robert M. Kippes, Christopher P. Perras, Charles
           D. Scavone and Kenneth A. Zschappel are primarily responsible for the day-to-day management of the Fund. Mr. DeMuth, Mr. Kippes, Mr. Scavone and Mr. Zschappel have been responsible for the Fund since its inception. Mr. Perras has been responsible for the Fund since 1999. Mr. DeMuth is a portfolio manager of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM. He has been associated with AIM and/or its subsidiaries since 1996 and became an investment professional in 1987. Prior to 1996, he was a portfolio manager for the Colorado Public Employee Retirement Association. Mr. Kippes is Vice President of AIM Capital. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1989. Mr. Perras is a portfolio manager of AIM Capital and has been associated with AIM and/or its subsidiaries since 1999. He became an investment professional in 1988. From 1997 to 1999, he was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. Mr. Scavone is Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1996. He became an investment professional in 1990. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. Mr. Zschappel is Assistant Vice President of AIM Capital. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990."

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Effective June 7, 1999, the following replaces in its entirety the fourth paragraph appearing under the heading "EXCHANGE PRIVILEGE - TERMS AND CONDITIONS OF EXCHANGES" on page A-11 of the prospectus:

           "An exchange is permitted in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM Money Market Fund may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be available for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) shares must have been held for at least one day prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

           Beginning September 15, 1999, the following exchange condition will apply:

           Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

                         AIM SPECIAL OPPORTUNITIES FUNDS

                        AIM SMALL CAP OPPORTUNITIES FUND

                         Supplement dated July 1, 1999
                    to the Prospectus dated October 7, 1998,
                       as supplemented December 29, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 29, 1998.

Effective December 30, 1998, Class C Shares of AIM Small Cap Opportunities Fund (the "Fund") are available for purchase.

Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "MANAGEMENT - PORTFOLIO MANAGERS" on page 12 of the prospectus:

           "AIM uses a team approach and a disciplined investment process in providing investment advisory services to all of its accounts, including the Fund. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Fund and their titles, if any, with AIM or its affiliates and the Fund, the length of time they have been responsible for the management, and their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below.

           Brant H. DeMuth, Robert M. Kippes, Christopher P. Perras, Charles
           D. Scavone and Kenneth A. Zschappel are primarily responsible for the day-to-day management of the Fund. Mr. DeMuth, Mr. Kippes, Mr. Scavone and Mr. Zschappel have been responsible for the Fund since its inception. Mr. Perras has been responsible for the Fund since 1999. Mr. DeMuth is a portfolio manager of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM. He has been associated with AIM and/or its subsidiaries since 1996 and became an investment professional in 1987. Prior to 1996, he was a portfolio manager for the Colorado Public Employee Retirement Association. Mr. Kippes is Vice President of AIM Capital. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1989. Mr. Perras is a portfolio manager of AIM Capital and has been associated with AIM and/or its subsidiaries since 1999. He became an investment professional in 1988. From 1997 to 1999, he was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. Mr. Scavone is Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1996. He became an investment professional in 1990. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. Mr. Zschappel is Assistant Vice President of AIM Capital. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990."

Effective June 7, 1999, the following replaces in its entirety the fourth paragraph appearing under the heading "EXCHANGE PRIVILEGE TERMS AND CONDITIONS OF EXCHANGES" on page A-12 of the prospectus:

           "An exchange is permitted in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM Money Market Fund may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be available for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) shares must have been held for at least one day prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

           Beginning September 15, 1999, the following exchange condition will apply:

           Because excessive short-term trading or market-timeing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."